Note 37 - Events after the reporting period	12 Months Ended
Dec. 31, 2024
Note 37 - Events after the reporting period
Note 37 - Events after the reporting period

37    Events after the reporting period [11]

Recently Announced 25% Tariff on Steel Imports in the United States

Early in 2025, the U.S. government imposed a 25% tariff on virtually all imports of steel and steel derivatives, revoking previously negotiated country-specific exemptions and quota arrangements. As a result, all previously exempted or quota-managed countries became subject to the full 25% tariff on their steel exports to the United States.

In addition, on February 1, 2025, the U.S. government announced the imposition, through the International Emergency Economic Powers Act (“IEEPA”), of across-the-board tariffs applicable to all products imported from Mexico, Canada and China (with the exception, as of the date of this Consolidated Financial Statements), of Mexican and Canadian products that comply with USMCA preferential rules of origin). These tariffs could apply to certain products that Tenaris and other companies are currently importing under previously granted exclusions or tariff-free quotas.

In light of the foregoing uncertainties, at this time, Tenaris is unable to predict the evolution or ultimate outcome of these developments or to quantify the impact that the new tariffs and measures could have on its business or financial condition.

Annual Dividend Proposal

Upon approval of the Company´s annual accounts on April 1, 2025, the Board of Directors intends to propose, for the approval of the Annual General Shareholders' meeting to be held on May 6, 2025, the payment of an annual dividend of $0.83 per outstanding share ($1.66 per ADS), or approximately $0.9 billion, which includes the interim dividend of $0.27 per outstanding share ($0.54 per ADS) or approximately $0.3 billion, paid on November 20, 2024. If the annual dividend is approved by the shareholders, a dividend of $0.56 per outstanding share ($1.12 per ADS), or approximately $0.6 billion will be paid on May 21, 2025, with record date on May 20, 2025. These Consolidated Financial Statements do not reflect this dividend payable.

Share buyback Second Program Completion

On March 4, 2025, the Company announced the completion of its second Share Buyback Program. During the Program, which ran from November 11, 2024, until March 4, 2025, the Company purchased a total of 36,862,132 ordinary shares, for a total consideration of approximately $691.6 million (net of a performance amount of approximately $8.4 million). As of March 4, 2025, the Company held 90,762,598 treasury shares. The Company intends to cancel all treasury shares purchased under the share buyback programs in due course.